Subsequent Events (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 16, 2026	Mar. 15, 2026	Feb. 27, 2026	Feb. 26, 2026	Jan. 13, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Aug. 28, 2025	Nov. 12, 2024
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001
Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Contract value								$ 25,000
Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value									$ 2,992,000
Rental fees						$ 3,824,000	$ 365,000
Earnout Agreement Amendment [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares					1,687,500
Issued shares					1,125,000
Issued shares					1,968,750
Letter Agreement [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Deferred fee					$ 500,000
Fee Income					$ 250,000
Weil Consulting Agreement [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					336,000
Merger Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares					3,093,750
Issued shares					1,125,000
Issued shares					1,968,750
Stockholder equity description					(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Merger Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares					3,093,750
Issued shares					1,125,000
Issued shares					1,968,750
Stockholder equity description					(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount										$ 20,000,000
August 2025 Bridge Loan Agreement [Member] | Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount				$ 11,000,000
Proceeds from loans				10,000,000
Original issue discount				$ 1,000,000
February Two Thousand Twenty Six Bridge Loan Agreement [Member] | Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Loan additional available amount			$ 9,000,000
Loan amount available for initial draw			$ 16,000,000
Loan maturity date			Aug. 11, 2028
Customer Agreements [Member] | Subsequent Event [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Contract value	$ 3,700,000	$ 116,052,000
Share price	$ 1.65	$ 3.45
Prepayment value	$ 3,700,000	$ 11,605,000
Additional Prepayment		23,210,000
Rental fees		2,257,000
Contract value Four		23,883,000
Contract value Five		$ 19,622,000
Consulting Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issued shares, granted					336,000
Share based compensation description					Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.
Common Class A [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Share price											$ 12.00
Common Stock [Member] | Common Class A [Member] | Boost Run Holdings LLC [Member]
Subsequent Event [Line Items]
Issuance of Class C Units, shares
Common Stock [Member] | Common Class A [Member] | Earnout Agreement Amendment [Member] | Subsequent Event [Member] | Willow Lane Acquisition Corp [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001